Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based Compensation

8. Stock-based Compensation

The Company sponsored the Pulmatrix, Inc. Amended and Restated 2013 Employee, Director and Consultant Equity Incentive Plan (the “Incentive Plan”), which expired on June 10, 2025. No new awards may be made under the Incentive Plan after its expiration date. Awards issued under the Incentive Plan prior to its expiration remain outstanding in accordance with their terms.

No stock options were granted or exercised during the three months ended March 31, 2026. The following table summarizes stock option activity for the three months ended March 31, 2026:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2026	33,858	$17.67
Forfeited, cancelled and expired	(1,569)	$48.53
Outstanding — March 31, 2026	32,289	$16.17	5.54	$-
Exercisable — March 31, 2026	30,136	$17.04	5.45	$-

The Company records stock-based compensation expense related to stock options based on their grant-date fair value. As of March 31, 2026, there was an immaterial amount of unrecognized stock-based compensation expense related to unvested stock options granted under the Incentive Plan. During the three months ended March 31, 2026, and 2025, the Company recognized $3 thousand and $8 thousand of stock-based compensation expense, all of which was classified within general and administrative expense.

8. Stock-based Compensation

The Company sponsored the Pulmatrix, Inc. Amended and Restated 2013 Employee, Director and Consultant Equity Incentive Plan (the “Incentive Plan”), which expired on June 10, 2025. No new awards may be made under the Incentive Plan after its expiration date. Awards issued under the Incentive Plan prior to its expiration remain outstanding in accordance with their terms.

No stock options were granted during the years ended December 31, 2025, and 2024. The following table summarizes stock option activity for the year ended December 31, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2025	34,046	$30.55
Forfeited or expired	(188)	2,350.64
Outstanding — December 31, 2025	33,858	17.67	5.72	$-
Exercisable — December 31, 2025	30,961	18.95	5.60	$-

The Company records stock-based compensation expense related to stock options based on their grant-date fair value. As of December 31, 2025, there was an immaterial amount of unrecognized stock-based compensation expense related to unvested stock options granted under the Company’s Incentive Plan.

The following table presents total stock-based compensation expense for the years ended December 31, 2025, and 2024:

	Year Ended December 31,
	2025	2024
Research and development	$-	$149
General and administrative	25	362
Total stock-based compensation expense	$25	$511

Eos SENOLYTIXS Inc [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based Compensation

9.	STOCK OPTIONS AND WARRANTS

2024 Equity Incentive Plan

On October 15, 2024, the Company’s Board of Directors (the “Board of Directors”), adopted and the Company’s stockholders approved, the 2024 Equity Incentive Plan (the “2024 Plan”). The 2024 Plan provides for the grant of incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units. The total number of securities reserved for issuance under the 2024 Plan is 882,353 shares of common stock.

The 2024 Plan is administered by a committee consisting of one or more members of the Board of Directors (the “Committee”). In the absence of a committee, the Board of Directors will act as the Committee. The exercise prices, vesting periods and other restrictions are determined at the discretion of the Committee, except that the exercise price per share of options may not be less than 100% of the fair market value of the common stock on the date of grant. Stock options awarded under the 2024 Plan expire 10 years after the grant date, unless the Board of Directors sets a shorter term. Awards granted to employees, officers, members of the Board of Directors and consultants typically vest upon achieving certain milestones or over a period of one to four years.

During the three months ended March 31, 2026, the Company granted to employees, directors and consultants options to purchase 164,704 shares of common stock, with a fair value of $521,322. Of the 164,704 options granted during the three months ended March 31, 2026, 129,412 will vest over 12 months and the remaining 35,292 options will vest over four years. During the three months ended March 31, 2026 and 2025, the Company recorded stock-based compensation expense related to options granted to employees, directors and consultants of $7,455 and $86, respectively.

During the three months ended March 31, 2025, the Company granted to employees, directors and consultants options to purchase 528,529 shares of common stock, with a fair value of $5,285. Of the 528,529 options granted during the three months ended March 31, 2025, 505,000 shares of common stock contain both service and performance-based vesting conditions. The options vest over a term of four years, subject to either the closing of a Qualified Financing or the execution of a licensing or collaboration agreement whereby the majority of the Company’s board votes that such transaction is considered to be a Validating event. Upon the closing of either a Qualified Financing or Validating event, 25% of the grants will vest immediately and the remaining shares will vest ratably over the following 36 months. No compensation expense related to these options was recognized during the three months ended March 31, 2026 or 2025 because the performance condition was not considered probable of achievement as of March 31, 2026 or March 31, 2025. The remaining 23,529 options granted during the three months ended March 31, 2025 will vest over a period of four years.

The following is a summary of stock option activity under the stock option plans for the three months ended March 31, 2026:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value
Outstanding as of December 31, 2025	683,990	$0.01	9.14	$-
Granted	164,704	3.65
Exercised	-	-
Forfeited	-	-
Outstanding as of March 31, 2026	848,694	$0.72	9.07	$-
Exercisable as of March 31, 2026	49,435	$0.01	8.74	$-
Vested and expected to vest as of March 31, 2026	848,694	$0.72	9.07	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock of $17.00 and $0.01 as of March 31, 2026 and 2025, respectively.

As of March 31, 2026, there was $520,352 of total unrecognized stock-based compensation expense related to nonvested options which is expected to be recognized over a remaining weighted-average vesting period of 2.5 years.

Stock Option Valuation

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. Expected volatility is estimated based on the historical volatility of guideline public companies in the Company’s industry, as the Company is privately held and does not have its own trading history. For awards that meet the “plain vanilla” criteria, the Company may use the SEC simplified method to estimate the expected term. However, for awards whose exercisability is subject to a performance condition that was not probable as of March 31, 2026, the awards do not meet the “plain vanilla” criteria. Accordingly, the Company did not use the simplified method for those awards. In the absence of sufficient historical exercise data or supportable evidence of the milestone achievement date, management used the contractual term as the expected term for valuation purposes for such awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero, based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The weighted average grant-date fair value of options granted during the three months ended March 31, 2026 and 2025 was $3.17 and $0.01, respectively. The Company estimated the fair value of the Company’s common stock granted during the three months ended March 31, 2025 to be $0.01, which was based primarily on the 409A valuation reports of Eos’s owner, SENOTHERAPEUTIX, Inc. (“SENOTHERAPEUTIX”), a Delaware registered company. The strike price of the options was $0.01.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Risk-free interest rate	3.78%	4.25%
Expected term (in years)	5.62	9.83
Expected volatility	109.3%	112.3%
Expected dividend yield	0.00%	0.00%

5.	STOCK OPTIONS AND WARRANTS

2024 Equity Incentive Plan

On October 15, 2024, the Company’s Board of Directors (the “Board of Directors”), adopted and the Company’s stockholders approved, the 2024 Equity Incentive Plan (the “2024 Plan”). The 2024 Plan provides for the grant of incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units. The total number of securities reserved for issuance under the 2024 Plan is 882,353 shares of common stock.

The 2024 Plan is administered by a committee consisting of one or more members of the Board of Directors (the “Committee”). In the absence of a committee, the Board of Directors will act as the Committee. The exercise prices, vesting periods and other restrictions are determined at the discretion of the Committee, except that the exercise price per share of options may not be less than 100% of the fair market value of the common stock on the date of grant. Stock options awarded under the 2024 Plan expire 10 years after the grant date, unless the Board of Directors sets a shorter term. Awards granted to employees, officers, members of the Board of Directors and consultants typically vest upon achieving certain milestones or over a period of one to four years.

During the periods ended December 31, 2025 and December 31, 2024, the Company granted to employees, directors and consultants options to purchase 546,175 shares, with a fair value of $5,462 and 137,815 shares with a fair value of $1,378, respectively, of common stock. During the periods ended December 31, 2025 and December 31, 2024, the Company recorded stock-based compensation expense related to options granted to employees and directors of $345 and $10, respectively. Of the options to purchase 546,175 shares of common stock granted during the year ended December 31, 2025, options to purchase 505,000 shares of common stock vest over a term of four years, subject to either the closing of a Qualified Financing or the execution of a licensing or collaboration agreement whereby the majority of the Company’s board votes that such transaction is considered to be a Validating event. Upon the closing of either a Qualified Financing or Validating event, 25% of the grants will vest immediately and the remaining shares will vest ratably over the following 36 months. No compensation expense related to these options was recognized during the year ended December 31, 2025 as the closing of either event was not considered probable for accounting purposes as of December 31, 2025. Of the remaining 41,175 options granted during the year ended December 31, 2025, 23,529 options will vest over four years, and 17,646 options will vest over twelve months. Vesting for the 17,646 options will be accelerated if the Company closes on certain transactions valued at $5 million (50% vesting) and $10 million (100% vesting).

The following is a summary of stock option activity under the stock option plans for the periods ended December 31, 2025 and 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value
Outstanding as of October 15, 2024 (date of inception)	-	$-		$-
Granted	137,815	$0.01
Exercised	-	$-
Forfeited	-	$-
Outstanding as of December 31, 2024	137,815	$0.01	9.97	$-

Granted	546,175	$0.01
Exercised	-	$-
Forfeited	-	$-
Outstanding as of December 31, 2025	683,990	$0.01	9.14	$-
Exercisable as of December 31, 2025	34,450	$0.01	8.97	$-
Vested and expected to vest as of December 31, 2025	683,990	$0.01	9.14	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock of $0.01 and $0.01 as of December 31, 2025 and 2024.

As of December 31, 2025, there was $6,410 of total unrecognized stock-based compensation expense related to nonvested options which is expected to be recognized over a remaining weighted-average vesting period of 2.1 years.

As of December 31, 2024, there was $1,368 of total unrecognized stock-based compensation expense related to nonvested options which is expected to be recognized over a remaining weighted-average vesting period of 4 years.

Stock Option Valuation

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. Expected volatility is estimated based on the historical volatility of guideline public companies in the Company’s industry, as the Company is privately held and does not have its own trading history. For awards that meet the “plain vanilla” criteria, the Company may use the SEC simplified method to estimate the expected term. However, for awards whose exercisability is subject to a performance condition that was not probable as of December 31, 2025, the awards do not meet the “plain vanilla” criteria. Accordingly, the Company did not use the simplified method for those awards. In the absence of sufficient historical exercise data or supportable evidence of the milestone achievement date, management used the contractual term as the expected term for valuation purposes for such awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero, based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The Company estimated the fair value of the Company’s common stock on the date of grant to be $0.01, which was based primarily on the 409A valuation reports of Eos’s owner, SENOTHERAPEUTIX, Inc. (“SENOTHERAPEUTIX”), a Delaware registered company. The strike price of the options was $0.01.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during 2025 and 2024:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.24%	4.41%
Expected term (in years)	9.7	6.1
Expected volatility	112.3%	113.4%
Expected dividend yield	0.00%	0.00%